Cover	Feb. 15, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2023
Entity File Number	001-33274
Entity Registrant Name	TravelCenters of America Inc.
Entity Central Index Key	0001378453
Entity Tax Identification Number	20-5701514
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	24601 Center Ridge Road
Entity Address, City or Town	Westlake
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44145-5639
City Area Code	440
Local Phone Number	808-9100
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Shares of Common Stock, $0.001 Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Common Stock, $0.001 Par Value Per Share
Trading Symbol	TA
Security Exchange Name	NASDAQ
8.25% Senior Notes due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.25% Senior Notes due 2028
Trading Symbol	TANNI
Security Exchange Name	NASDAQ
8.00% Senior Notes due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.00% Senior Notes due 2029
Trading Symbol	TANNL
Security Exchange Name	NASDAQ
8.00% Senior Notes due 2030 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.00% Senior Notes due 2030
Trading Symbol	TANNZ
Security Exchange Name	NASDAQ